Credit Suisse Asset Management Strategic Global Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017
---------------------------------------------
OFFICERS AND DIRECTORS

William W. Priest, Jr.          Gregg M. Diliberto
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
Prof. Enrique R. Arzac          Suzanne E. Moran
DIRECTOR                        INVESTMENT OFFICER
Lawrence J. Fox                 Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
James S. Pasman, Jr.            Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER,
Richard J. Lindquist            VICE PRESIDENT AND SECRETARY
PRESIDENT AND CHIEF INVESTMENT  Maxine C. Evertz
OFFICER                         ASSISTANT SECRETARY
                                Robert M. Rizza
                                VICE PRESIDENT AND TREASURER
                                John L. Hogan
                                ASSISTANT TREASURER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
BankBoston, N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                         Credit Suisse Asset Management
                       Strategic Global Income Fund, Inc.

---------------------------------------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 2000

CREDIT SUISSE ASSET MANAGEMENT STRATEGIC GLOBAL INCOME FUND, INC.
THIRD QUARTER REPORT - 9/30/00

----------
Dear Shareholders:                                              October 23, 2000

We are writing to report on the activities of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("the Fund") for the quarter ended September 30, 2000 and to discuss our investment strategy.

    On September 30, 2000, the Fund's net asset value ("NAV") was $7.70, compared to an NAV of $7.92 at June 30, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.145 per share) for the period was -0.8%. For the first nine months of 2000, the Fund returned 0.5%.

    At September 30, 2000, $56.7 million was invested in high yield debt securities; $22.0 million in emerging-market debt securities; $2.0 million in investment-grade debt securities; $4.4 million in equity securities; and the balance of $3.9 million in cash equivalents. Of the debt securities, the largest concentration (72.0%) was invested in issues rated B through BBB.

THE MARKET: HIGH YIELD UNDERPERFORMS, EMs OUTPERFORM

    The third quarter was generally a successful period for fixed income securities, which benefited from improving perceptions about the U.S. economy and interest rates. As measured by the 0.8% return generated by the Salomon Smith Barney High-Yield Market Index, however, high yield underperformed most other fixed income sectors.

    Perhaps the most negative influence on high yield was the stock market, which endured bouts of heavy selling throughout the quarter. Stocks' weakness hurt high yield in two ways:

    - Much of the decline in share prices resulted from anxiety that slower U.S. macroeconomic growth would translate into slower growth for corporate earnings. The latter, in turn, tended to raise concerns about the creditworthiness of companies that issue high yield debt.

    - The booming stock market of recent years--along with steadily declining interest rates--had allowed companies to use their own shares as a strong currency with which to attract acquisitions and pay for them. This was particularly true of the many technology and telecommunications companies whose debt is rated below investment-grade. Lower share prices, therefore, meant that these companies could no longer rely on the stock market to help them grow by funding their aggressive acquisition strategies.

    Other elements additionally served to limit high yield's upside. Investors continued to withdraw assets from high yield mutual funds, for example, as they have done in nearly every month this year. According to Chase Securities, such withdrawals totaled around $1.3 billion in the third quarter. An upward spike in oil prices triggered worries about higher inflation, whose potential impact on the economy could be unfavorable for many high yield issuers. And better-quality high yield paper (i.e., issues rated BB) significantly outperformed B-rated securities, which account for the biggest portion (I.E., roughly 50%) of the overall high yield market.

    Emerging markets, by contrast, rode a wave of favorable political and macroeconomic developments in key nations like Mexico, Russia and Brazil. The surge in oil prices, furthermore, was generally favorable for the several oil-exporting emerging nations that issue debt. As represented by J.P. Morgan's Emerging Markets Bond Index Plus, aggregate emerging debt markets rose 5.2%.

PERFORMANCE: HURT BY B-RATED AND TELECOM HIGH YIELD ISSUES

    We attribute the Fund's poor performance compared to the broad high yield and emerging debt markets in the quarter primarily to these factors:

    - In high yield, better-quality securities fared best, while 64% of the Fund was invested in B-rated issues. There also was pronounced weakness in the telecommunications sector, whose sharp sell-off in the equity market extended into high yield. Telecom has been the Fund's single largest high yield industry exposure for the last few years. Of the five subcategories within telecom (nearly all of which fared poorly), we weighted three more heavily than the market.

     To some extent, our above-average weightings in the gaming and energy sectors, each of which outperformed the high yield market as a whole, helped to offset results in B-rated and telecom issues.

    - The Fund's holdings in emerging markets suffered from unfavorable country weightings in Nigeria, Ecuador, Bulgaria and Russia, and benefited from exposure to Brazil and the timing of our decision to maintain cash reserves at somewhat higher-than-normal levels.

OUTLOOK: CAUTION PREVAILS IN THE NEAR TERM

    Looking ahead, our general outlook both for high yield and emerging debt markets remains cautious in the near term.

    HIGH YIELD. Our caution on high yield is based on the mixed nature of the current environment. On the positive side, valuations have reached levels that are extraordinarily low for periods--like the present--in which the U.S. economy is not highly inflationary or mired in recession. This is largely neutralized, however, by the potentially negative impact of higher energy prices across a broad range of industries, which could hurt corporate profits and creditworthiness.

    Given our caution, we have raised the Fund's average credit quality a bit by concentrating new purchases in issues rated B+ or better. We have also restructured the portfolio somewhat, first by allowing our position in telecommunications to decline to market-neutral from above-market as a result of industry consolidation that has taken some securities off the market. In addition, we have increased energy to above-market from neutral and have raised exposure to utilities due to their improving outlook and generally high credit quality. Our other industry preferences remain in cable/media and gaming.

    INTERNATIONAL. We are a bit less cautious on the near-term prospects for emerging debt markets than in the past few months. Activity in September and October has begun to validate our anticipation that prices would fall because valuations were too similar to those of high yield securities. We are more optimistic toward the end of the year, when we expect this pattern to reverse more fully.

    Our perspective remains positive in the longer term, due to more responsible and transparent government policies and much less risk of indiscriminate and broad-based market volatility.

    In terms of strategy, we have become somewhat more opportunistic in light of falling valuations and, as a result, have used some accumulated cash to raise exposure where prices are more reasonably aligned with risk. This notably includes selected issues of Brazil, the Philippines and Russia. On a regional level, we continue to overweight Eastern and Central Europe relative to emerging debt markets as a whole; and are gradually raising both Latin America and Asia to market-neutral from an underweight stance.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER *

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD **

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chairman-Americas of Credit Suisse Asset Management, LLC ("CSAM"), joined CSAM in 1972.
Mr. Priest is Director and Chairman of other investment companies advised by CSAM.

CSAM STRATEGIC GLOBAL INCOME FUND
SEPTEMBER 30, 2000

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 9/30/00)
-----------------------------------------------------------------------------------
 1.  Federal Republic of Brazil, Capitalization Bonds 8.00%,
       4/15/14...................................................               2.7%
 2.  Russian Federation, Unsubordinated, 2.25%, 3/31/30..........               1.8%
 3.  Argentina Bocon PRO1 Notes 5.82%, 4/1/07....................               1.7%
 4.  Republic of Argentina, Debentures 6.188%, 3/31/05...........               1.4%
 5.  Republic of Argentina, Unsubordinated, 9.75%, 9/19/27.......               1.4%
 6.  Federal Republic of Brazil, Discount Bonds, Floating Rate,
       4/15/24...................................................               1.3%
 7.  Republic of Bulgaria Floating Rate Notes 3.00%, 7/28/12.....               1.2%
 8.  Republic of Argentina, Foreign Government Gtd., 6.00%,
       3/31/23...................................................               1.2%
 9.  United States Treasury Notes, 7.25%, 5/15/04................               0.9%
10.  Univision Network Holding L.P. Sub Notes 7.00%, 12/17/02....               0.8%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 9/30/00)
------------------------------------------------------------------------------

AAA/Aaa.....................................................               1.1%
A/A.........................................................               0.2
BBB/Baa.....................................................               0.9
BB/Ba.......................................................               6.8
B/B.........................................................              64.3
CCC/Caa.....................................................               5.6
CC/Ca.......................................................               0.2
NR..........................................................              11.6
                                                              ----------------
  Subtotal..................................................              90.7
Equities and Other..........................................               9.3
                                                              ----------------
  Total.....................................................             100.0%
                                                              ================

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 2000

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DOMESTIC SECURITIES (67.4%)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (61.4%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.3%)
              Sequa Corp.
               Sr. Notes
               9.00%, 8/1/09                         Ba2   $        250   $    246,875
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
AUTOMOTIVE (1.2%)
         (1)  Cambridge Industries, Inc.
               Sr. Sub. Notes
               10.25%, 7/15/07                        B3            250         52,500
              Collins & Aikman
               Products Corp.
               Sr. Sub. Notes
               11.50%, 4/15/06                        B3            250        241,250
              Delco Remy
               International, Inc.
               Gtd. Sr. Sub. Notes
               10.625%, 8/1/06                        B2            250        246,250
              Hayes Lemmerz
               International, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.25%, 12/15/08                        B2            250        203,750
              Motor Coach Industries
               International, Inc.
               Gtd.
               11.25%, 5/1/09                         B2            250        183,750
              Oxford Automotive, Inc.
               Gtd. Sr. Sub. Notes
               10.125%, 6/15/07                     Caa1            250        221,250
                                                                          ------------
                    GROUP TOTAL                                              1,148,750
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (5.5%)
              AMFM, Inc.
               Gtd.
               9.00%, 10/1/08                         B1            250        275,625
         (2)  Acme Television LLC/
               ACME Financial Corp.
               Gtd. Sr. Discount Notes
               0.00%, 9/30/04                         B3            500        477,500
      (1)(2)  Australis Holdings Pty. Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 11/1/02                        N/R            650             65
         (1)  Australis Media Ltd.
               Yankee Units
               15.75%, 5/15/03                         C            729          3,644
              Capstar Broadcasting Partners,
               Inc.:
               Sr. Sub. Notes
               9.25%, 7/1/07                          B2            200        215,250
         (2)   Sr. Discount Notes
               0.00%, 2/1/09                          B2            500        479,375
              Citadel Broadcasting Co.
               Gtd.
               9.25%, 11/15/08                        B3            250        250,000
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              EchoStar DBS Corp.
               Sr. Notes
               9.375%, 2/1/09                         B1   $        250   $    246,250
              Granite Broadcasting, Inc.
               Sr. Sub. Notes
               8.875%, 5/15/08                        B3            250        176,250
              Pegasus Media &
               Communications, Inc.
               Series B, Notes
               12.50%, 7/1/05                         B2            250        266,250
              Salem Communications
               Series B, Gtd.
               9.50%, 10/1/07                         B3            250        246,250
              Sinclair Broadcast
               Group, Inc.:
               Sr. Sub. Notes
               10.00%, 9/30/05                        B2            300        298,500
               8.75%, 12/15/07                        B2            250        233,125
              Susquehanna Media Co.
               Sr. Sub. Notes
               8.50%, 5/15/09                         B1            150        147,000
              Time Warner
               Telecom LLC
               Sr. Notes
               9.75%, 7/15/08                         B2            250        228,750
         (2)  United International
               Holdings, Inc.
               Series B,
               Sr. Discount Notes
               0.00%, 2/15/08                         B3            500        345,000
              Univision Network
               Holding L.P.
               Sub. Notes
               7.00%, 12/17/02                       N/R            573        762,190
              Young Broadcasting, Inc.
               Series B,
               Gtd. Sr. Sub. Notes
               8.75%, 6/15/07                         B2            450        427,500
                                                                          ------------
                    GROUP TOTAL                                              5,078,524
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.5%)
              General Binding Corp.
               Gtd. Sr. Sub. Notes
               9.375%, 6/1/08                         B2            250        196,250
              Iron Mountain, Inc.
               Sr. Notes
               8.75%, 9/30/09                         B3            250        240,000
                                                                          ------------
                    GROUP TOTAL                                                436,250
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (6.9%)
              Adelphia Communications
               Sr. Notes
               8.375%, 2/1/08                         B1            200        174,000
              Alliance Atlantis
               Communications Corp.
               Yankee Sr. Sub. Notes
               13.00%, 12/15/09                       B2            500        520,000
              CSC Holdings, Inc.
               Sr. Sub. Debentures
               9.875%, 2/15/13                       Ba3            250        256,875

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Century Communications Corp.
               Sr. Notes
               8.75%, 10/1/07                        Ba3   $        250   $    225,000
              Charter Communication
               Holdings:
               Sr. Notes
               8.625%, 4/1/09                         B2            250        225,625
         (3)   10.25%, 1/15/10                        B2            300        295,125
         (2)   Sr. Discount Notes
               0.00%, 4/1/11                          B3            300        176,250
              Classic Cable, Inc.
               Gtd.
               Sr. Sub. Notes
               9.375%, 8/1/09                         B3            250        203,750
              Coaxial Communications, Inc.
               Gtd. Sr. Notes
               10.00%, 8/15/06                        B3            250        246,250
              Comcast Corp.
               Sr. Sub. Notes
               9.125%, 10/15/06                       B2            250        261,458
         (2)  Comcast UK Cable
               Partners, Ltd.
               Yankee Sr. Debentures
               0.00%, 11/15/07                        B2            500        482,500
         (2)  DIVA Systems Corp.
               Series B,
               Sr. Discount Notes
               0.00%, 3/1/08                         N/R            810        368,550
         (2)  Diamond Cable
               Communications plc
               Yankee Discount Notes
               0.00%, 12/15/05                      Caa1            300        283,500
              James Cable Partners L.P.
               Series B, Sr. Notes
               10.75%, 8/15/04                       N/R            250        213,750
              Lenfest Communications, Inc.
               Sr. Sub. Notes
               10.50%, 6/15/06                      Baa3            350        395,711
              Mediacom LLC/Capital Corp.
               Sr. Notes
               7.875%, 2/15/11                        B2            250        221,250
         (2)  NTL Communications Corp.
               Series B, Sr. Notes
               0.00%, 10/1/08                         B3            250        156,250
              NTL, Inc.:
               Sr. Notes
               11.50%, 2/1/06                         B3            500        475,000
               Series B, Sr. Notes
               10.00%, 2/15/07                        B3            250        230,000
              Northland Cable Television
               Gtd.
               10.25%, 11/15/07                       B3            250        196,250
              Olympus Communications
               L.P./ Capital Corp.
               Series B, Sr. Notes
               10.625%, 11/15/06                      B1            250        250,000
              Rogers Cablesystems, Ltd.
               Yankee Gtd.
               10.00%, 12/1/07                       Ba3            250        262,500
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  Telewest Communications plc
               Yankee Sr. Sub.
               Discount Debentures
               0.00%, 10/1/07                         B1   $        250   $    240,625
                                                                          ------------
                    GROUP TOTAL                                              6,360,219
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CHEMICALS (1.3%)
      (3)(4)  Huntsman Corp.
               Sr. Sub. Notes
               9.50%, 7/1/07                          B2            250        201,250
              Huntsman Polymers Corp.
               Sr. Notes
               11.75%, 12/1/04                        B1            250        253,750
              Lyondell Chemical Co.
               Series B, Secured Notes
               9.875%, 5/1/07                        Ba3            250        244,688
              NL Industries, Inc.
               Sr. Secured Notes
               11.75%, 10/15/03                       B1            150        152,250
              Philipp Brothers
               Chemicals, Inc.
               Gtd.
               9.875%, 6/1/08                         B3            150        111,750
              Texas Petrochemical Corp.
               Series B,
               Sr. Sub. Notes
               11.125%, 7/1/06                       N/R            250        208,750
                                                                          ------------
                    GROUP TOTAL                                              1,172,438
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.8%)
         (1)  American Architectural
               Products Corp.
               Gtd. Sr. Notes
               11.75%, 12/1/07                      Caa1            250         53,750
              Brand Scaffold Services, Inc.
               Sr. Notes
               10.25%, 2/15/08                        B3            150        135,750
              Collins & Aikman
               Floor Coverings
               Series B,
               Sr. Sub. Notes
               10.00%, 1/15/07                        B3            250        245,000
              International Utility
               Structures, Inc.
               Yankee Sr. Sub. Notes
               10.75%, 2/1/08                       Caa1            150        108,750
              Presley Companies
               Sr. Notes
               12.50%, 7/1/01                       Caa3            250        238,750
                                                                          ------------
                    GROUP TOTAL                                                782,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (1.6%)
              Coinstar, Inc.
               Sr. Discount Notes
               13.00%, 10/1/06                       N/R            350        360,500
              Drypers Corp.
               Series B, Sr. Notes
               10.25%, 6/15/07                      Caa1            150         24,750

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Holmes Products Corp.
               Gtd. Sr. Sub. Notes
               9.875%, 11/15/07                       B3   $        200   $    119,000
              Jordan Industries, Inc.
               Series B, Sr. Notes
               10.375%, 8/1/07                        B3            225        212,625
         (2)  Knology Holdings, Inc.
               Sr. Discount Notes
               0.00%, 10/15/07                       N/R            250        128,750
              Playtex Products, Inc.
               Series B, Gtd. Sr. Notes
               8.875%, 7/15/04                        B1            200        200,500
         (3)  Scotts Co.
               Sr. Sub. Notes
               8.625%, 1/15/09                        B2            250        246,250
              United Rentals, Inc.
               Sr. Sub. Notes
               9.25%, 1/15/09                         B1            250        227,500
                                                                          ------------
                    GROUP TOTAL                                              1,519,875
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ELECTRONICS (1.3%)
              Aavid Thermal
               Technologies, Inc.
               Gtd.
               12.75%, 2/1/07                         B2            150        141,750
      (3)(4)  Condor Systems, Inc.
               Gtd.
               11.875%, 5/1/09                        B3            150        103,500
              Details, Inc.
               Series B, Sr. Sub. Notes
               10.00%, 11/15/05                       B3            250        246,250
              Metromedia Fiber
               Network, Inc.
               Series B, Sr. Notes
               10.00%, 11/15/08                       B2            250        235,000
              Numatics, Inc.
               Series B, Gtd.
               9.625%, 4/1/08                         B3            200        159,000
              Unisys Corp.
               Sr. Notes
               11.75%, 10/15/04                       B1            100        106,125
              Viasystems, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                          B3            250        236,875
                                                                          ------------
                    GROUP TOTAL                                              1,228,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENERGY (4.4%)
              AES Corp.
               Sr. Notes
               9.50%, 6/1/09                         Ba1            250        255,625
              Bellwether Exploration Co.
               Gtd. Sr. Sub. Notes
               10.875%, 4/1/07                        B3            250        242,500
         (3)  CMS Energy/ Atlantic
               Methanol
               Secured Notes
               10.875%, 12/15/00                      B1            250        248,750
              Canadian Forest Oil, Ltd.
               Sr. Sub. Notes
               8.75%, 9/15/07                         B2            250        243,750
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Cliffs Drilling Co.
               Series D, Gtd. Sr. Notes
               10.25%, 5/15/03                        B1   $        250   $    257,813
              Continental Resources, Inc.
               Gtd. Sr. Notes
               10.25%, 8/1/08                         B3            150        135,750
              Contour Energy Co.
               Gtd.
               14.00%, 4/15/03                        B3            318        332,310
              Energy Corp. of America
               Series A, Sr. Sub. Notes
               9.50%, 5/15/07                         B2            250        191,250
              Frontier Oil Corp.:
               Series A, Sr. Notes
               9.125%, 2/15/06                        B2            200        181,000
               11.75%, 11/15/09                       B2            250        255,000
              H.S. Resources, Inc.
               Gtd. Sr. Sub. Notes
               9.25%, 11/15/06                        B2            250        251,250
              Key Energy Services
               Sr. Sub. Notes
               14.00%, 1/15/09                        B3            250        285,625
              Nuevo Energy Co.
               Series B, Sr. Sub. Notes
               9.50%, 6/1/08                          B1            150        150,750
              Ocean Energy, Inc.
               Series B, Gtd.
               8.375%, 7/1/08                        Ba3            150        150,750
              Parker Drilling Co.
               Series D, Gtd.
               9.75%, 11/15/06                        B1            250        250,625
              Southwest Royalties, Inc.
               Series B, Gtd. Sr. Notes
               10.50%, 10/15/04                       B3            250        206,250
    (3) (4)   Triton Energy, Ltd.
               Sr. Notes
               8.875%, 10/1/07                       Ba3            200        200,000
              Wiser Oil Co.
               Gtd. Sr. Sub. Notes
               9.50%, 5/15/07                         B2            250        203,750
                                                                          ------------
                    GROUP TOTAL                                              4,042,748
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.2%)
              Ackerley Group, Inc.
               Series B, Sr. Sub. Notes
               9.00%, 1/15/09                         B2            250        236,875
              American Skiing Co.
               Series B, Sr. Sub. Notes
               12.00%, 7/15/06                        B3            200        165,000
              Bally Total Fitness
               Holdings, Corp.
               Series D, Sr. Sub. Notes
               9.875%, 10/15/07                       B3            150        143,250
              Booth Creek Ski
               Holdings, Inc.
               Series B, Sr. Notes
               12.50%, 3/15/07                      Caa1            250        189,375
              Cinemark U.S.A., Inc.
               Series D, Sr. Sub. Notes
               9.625%, 8/1/08                         B3            200         95,000

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              PTI Holdings, Inc.
               Sub. Notes
               7.00%, 12/17/02                       N/R   $        507   $    674,197
    (1) (3)   Premier Cruises, Ltd.
               Sr. Notes
               11.00%, 3/15/08                        B3            250          6,875
              Premier Parks, Inc.
               Sr. Notes
               9.75%, 6/15/07                         B3            150        141,000
              Production Resource
               Group, LLC/PRG
               Finance Group
               Gtd. Sr. Sub. Notes
               11.50%, 1/15/08                      Caa2            250         76,250
              Regal Cinemas, Inc.
               Sr. Sub. Notes
               9.50%, 6/1/08                        Caa1             50          6,250
               8.875%, 12/15/10                     Caa1            250         31,250
    (3) (4)   Yanknets LLC/Yanknets CP
               Sr. Notes
               12.75%, 3/1/07                         B1            250        247,500
                                                                          ------------
                    GROUP TOTAL                                              2,012,822
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.8%)
         (3)  Madison River Capital/Finance
               Sr. Notes
               13.25%, 3/1/10                       Caa1            250        201,250
              Sovereign Bancorp
               Sr. Notes
               10.50%, 11/15/06                      Ba3            250        255,625
         (1)  Westfed Holdings
               Sr. Debentures
               15.50%, 9/15/99                       N/R            250         80,000
    (3) (4)   Windsor Woodmont
               Black/Hawk
               Units
               13.00%, 3/15/05                       N/R            200        197,000
                                                                          ------------
                    GROUP TOTAL                                                733,875
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.5%)
              Archibald Candy Corp.
               Gtd. Sr. Secured Notes
               10.25%, 7/1/04                         B2            250        140,000
              Aurora Foods, Inc.
               Series B, Sr. Sub. Notes
               9.875%, 2/15/07                      Caa1            250        198,750
              B & G Foods, Inc.
               Gtd.
               9.625%, 8/1/07                         B3            200        145,000
              Carrols Corp.
               Gtd.
               9.50%, 12/1/08                         B2            150        129,750
              Fleming Companies, Inc.
               Sr. Sub. Notes
               10.50%, 12/1/04                        B3            200        176,000
         (3)  Premier International
               Foods plc
               Sr. Notes
               12.00%, 9/1/09                        N/R            400        336,000
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Stater Brothers Holdings, Inc.
               Sr. Notes
               10.75%, 8/15/06                        B2   $        250   $    212,500
              Vlasic Foods
               International, Inc.
               Series B, Sr. Sub. Notes
               10.25%, 7/1/09                         B2            150         78,750
                                                                          ------------
                    GROUP TOTAL                                              1,416,750
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
HEALTH CARE (0.7%)
         (3)  ICN Pharmaceutical
               Sr. Notes
               8.75%, 11/15/08                       Ba3            250        250,625
              Insight Health Services Corp.
               Gtd. Sr. Sub. Notes
               9.625%, 6/15/08                        B3            200        187,000
    (3) (4)   Unilab Finance Corp.
               Sr. Sub. Notes
               12.75%, 10/1/09                        B3            150        162,750
                                                                          ------------
                    GROUP TOTAL                                                600,375
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (1.4%)
              AAF-McQuay, Inc.
               Sr. Notes
               8.875%, 2/15/03                        B3            150        133,500
              Applied Extrusion
               Technologies Corp.
               Sr. Notes
               11.50%, 4/1/02                         B2            250        246,875
              Atlantis Plastics, Inc.
               Sr. Notes
               11.00%, 2/15/03                        B2            250        199,388
              GSI Group, Inc.
               Gtd.
               10.25%, 11/1/07                        B2            150        105,375
              Haynes International, Inc.
               Sr. Notes
               11.625%, 9/1/04                        B3            250        198,750
    (3) (4)   Holley Performance Products
               Sr. Notes
               12.25%, 9/15/07                        B2            250        138,750
              Jackson Products, Inc.
               Series B, Gtd.
               9.50%, 4/15/05                         B3            100         93,500
              Park-Ohio Industries, Inc.
               Sr. Sub. Notes
               9.25%, 12/1/07                         B2            200        179,000
                                                                          ------------
                    GROUP TOTAL                                              1,295,138
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
MEDICAL (0.2%)
              Triad Hospitals Holdings
               Series B, Gtd.
               11.00%, 5/15/09                        B3            200        206,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (1.6%)
              AK Steel Corp.
               Sr. Notes
               9.125%, 12/15/06                      Ba2            250        243,750

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Algoma Steel, Inc.
               Yankee First
               Mortgage Notes
               12.375%, 7/15/05                       B1   $        250   $    178,750
              GS Technologies Operating Co.
               Sr. Notes
               12.00%, 9/1/04                       Caa1            150         18,750
         (1)  Gulf States Steel, Inc.
               First Mortgage Notes
               13.50%, 4/15/03                        B1            250          3,750
              Metallurg, Inc.
               Series B, Gtd. Sr. Notes
               11.00%, 12/1/07                        B3            250        201,250
              National Steel Corp.
               Series D,
               First Mortgage Bonds
               9.875%, 3/1/09                        Ba3            250        148,750
              Sheffield Steel Corp.
               Series B,
               First Mortgage Bonds
               11.50%, 12/1/05                      Caa2            250        148,750
              WCI Steel, Inc.
               Series B,
               Sr. Secured Notes
               10.00%, 12/1/04                        B2            250        222,500
              Weirton Steel Corp.
               Sr. Notes
               11.375%, 7/1/04                        B2            200        167,000
              Wheeling-Pittsburg Corp.
               Sr. Notes
               9.25%, 11/15/07                        B2            250        113,750
                                                                          ------------
                    GROUP TOTAL                                              1,447,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.3%)
              AEP Industries, Inc.
               Sr. Sub. Notes
               9.875%, 11/15/07                       B2            400        342,000
              AMTROL, Inc.
               Sr. Sub. Notes
               10.625%, 12/31/06                      B3            200        177,500
              BWAY Corp.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/07                        B2            150        148,875
    (3) (4)   Berry Plastics Corp.
               Sr. Sub. Notes
               11.00%, 7/15/07                        B3            150        135,750
              Container Corp. of America
               Gtd. Sr. Notes
               9.75%, 4/1/03                          B1            250        252,500
         (2)  Crown Packaging
               Enterprises, Ltd.
               Yankee Sr. Secured
               Discount Notes
               0.00%, 8/1/06                         Ca1            925             93
              Gaylord Container Corp.
               Series B, Sr. Notes
               9.75%, 6/15/07                         B3            250        171,250
         (4)  Huntsman Packaging Corp.
               Units
               13.00%, 6/1/10                         B3            300        270,000
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Radnor Holdings, Inc.
               Series B, Gtd. Sr. Notes
               10.00%, 12/1/03                        B2   $        400   $    356,000
         (3)  Stone Container Finance Co.
               Yankee Gtd. Sr. Notes
               11.50%, 8/15/06                        B2            250        258,750
                                                                          ------------
                    GROUP TOTAL                                              2,112,718
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (1.7%)
              Ainsworth Lumber Co., Ltd.
               Yankee
               Sr. Secured Notes
               12.50%, 7/15/07                        B3            250        233,750
              Color Spot Nurseries
               Sr. Sub. Notes
               10.50%, 12/15/07                     Caa1            200         71,000
         (1)  Crown Paper Co.
               Sr. Sub. Notes
               11.00%, 9/1/05                         B3            250         57,500
              Doman Industries, Ltd.
               Yankee Gtd.
               12.00%, 7/1/04                         B3            150        149,813
              Repap New Brunswick, Inc.
               Yankee Sr. Notes
               10.625%, 4/15/05                     Caa1            200        207,000
              Riverwood
               International Corp.
               Gtd. Sr. Notes
               10.875%, 4/1/08                      Caa1            250        230,000
              SD Warren Co.
               Debentures
               14.00%, 12/15/06                      N/R            603        664,311
                                                                          ------------
                    GROUP TOTAL                                              1,613,374
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (1.7%)
              American Lawyer Media
               Series B, Gtd.
               9.75%, 12/15/07                        B1            150        142,500
    (3) (4)   American Media Operation
               Sr. Sub. Notes
               10.25%, 5/1/09                         B2            250        245,000
              Ampex Corp.
               Series B, Sr. Notes
               12.00%, 3/15/03                       N/R            250        187,500
              Earthwatch, Inc.
               Sr. Discount Notes
               13.00%, 7/15/07                       N/R            250        151,250
              Hollinger
               International Publishing
               Gtd.
               9.25%, 3/15/07                        Ba3            150        151,500
         (4)  Liberty Group Operating
               Gtd.
               9.375%, 2/1/08                         B3            100         81,500
         (2)  Liberty Group
               Publishing, Inc.
               Sr. Discount Debentures
               0.00%, 2/1/09                        Caa1            300        147,000
              Mentus Media Corp.
               Units
               12.00%, 2/1/03                        N/R            464        185,712

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Premier Graphics, Inc.
               Gtd.
               11.50%, 12/1/05                      Caa3   $        500   $     12,500
              Tri-State Outdoor Media
               Group, Inc.
               Sr. Notes
               11.00%, 5/15/08                       N/R            300        261,000
                                                                          ------------
                    GROUP TOTAL                                              1,565,462
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
REAL ESTATE (0.1%)
              Bluegreen Corp.
               Series B, Gtd.
               Sr. Secured Notes
               10.50%, 4/1/08                         B3            200        107,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (5.6%)
              American Restaurant
               Group, Inc.
               Series B,
               Gtd. Sr. Secured Notes
               11.50%, 2/15/03                        B3            250        228,750
              Ameristar Casinos, Inc.
               Series B, Gtd. Notes
               10.50%, 8/1/04                         B3            250        252,500
              Argosy Gaming Co.
               Gtd.
               10.75%, 6/1/09                         B3            100        105,125
    (3) (4)   Autotote Corp.
               Series B, Gtd.
               12.50%, 8/15/10                        B3            200        204,000
              Aztar Corp.
               Sr. Sub. Notes
               8.875%, 5/15/07                        B1            250        243,750
              Boyd Gaming Corp.
               Sr. Sub. Notes
               9.50%, 7/15/07                         B1            250        235,000
              Coast Hotels & Casinos, Inc.
               Gtd.
               9.50%, 4/1/09                          B3            150        148,875
         (1)  Fitzgeralds Gaming Corp.
               Series B, Gtd. Sr. Notes
               12.25%, 12/15/04                     Caa3            200        101,000
              Friendly Ice Cream Corp.
               Gtd. Sr. Notes
               10.50%, 12/1/07                        B1            250        201,250
              HMH Properties
               Gtd. Sr. Secured Notes
               7.875%, 8/1/08                        Ba2            250        231,250
              Hard Rock Hotel, Inc.
               Sr. Sub. Notes
               9.25%, 4/1/05                          B3            400        376,000
              Hollywood Park, Inc.
               Sr. Sub. Notes
               9.50%, 8/1/07                          B2            200        207,500
              Horseshoe Gaming Holdings:
               Series B, Sr. Sub. Notes
               9.375%, 6/15/07                        B2            300        300,750
               8.625%, 5/15/09                        B2            250        246,250
              Isle of Capri Casinos, Inc.
               Sr. Sub. Notes
               8.75%, 4/15/09                         B3            250        233,750
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (5)  Jazz Casino Co. LLC
               Sr. Sub. Notes
               5.987%, 11/15/09                      N/R   $        154   $     28,581
              MGM Mirage, Inc.
               Sr. Sub. Notes
               9.75%, 6/1/07                         Ba2            200        208,000
              Majestic Star Casino LLC
               Series B, Gtd.
               10.875%, 7/1/06                        B2            250        221,250
              Mandalay Resort Group
               Sr. Sub. Notes
               9.25%, 12/1/05                        Ba2            150        149,250
              Mohegan Tribal Gaming
               Authority
               Series B, Sr. Secured Notes
               8.125%, 1/1/06                        Ba2            200        196,250
         (3)  Park Place Entertainment Corp.
               Sr. Sub. Notes
               7.875%, 12/15/05                      Ba2            250        241,563
              Prime Hospitality Corp.
               Secured First Mortgage
               Notes
               9.25%, 1/15/06                        Ba2            250        251,250
              Romacorp, Inc.
               Sr. Notes
               12.00%, 7/1/06                         B3            250        141,250
              Sante Fe Hotel, Inc.
               First Mortgage Notes
               11.00%, 12/15/00                     Caa2            150        150,750
              Station Casinos, Inc.
               Sr. Sub. Notes
               9.75%, 4/15/07                         B1            215        215,538
                                                                          ------------
                    GROUP TOTAL                                              5,119,432
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (1.8%)
         (2)  Advance Holdings Corp.
               Sr. Discount Debentures
               0.00%, 4/15/09                       Caa2            350        136,500
              Advance Stores Co., Inc.
               Gtd. Sr. Sub. Notes
               10.25%, 4/15/08                      Caa1            250        196,250
         (3)  Buhrmann US, Inc.
               Sr. Sub. Notes
               12.25%, 11/1/09                        B2            250        260,000
              Dairy Mart Convenience
               Stores, Inc.
               Sr. Sub. Notes
               10.25%, 3/15/04                        B3            251        169,426
              Flooring America, Inc.
               Series B, Gtd.
               9.25%, 10/15/07                      Caa1            185         28,660
         (1)  Jitney-Jungle Stores of
               America, Inc.
               Gtd. Sr. Sub. Notes
               10.375%, 9/15/07                        C            250          3,125
              Kmart Corp.
               Debentures
               7.75%, 10/1/12                        Ba2            200        154,304
         (2)  Mrs. Fields Holding Co.
               Sr. Discount Notes
               0.00%, 12/1/05                       Caa2            500        225,000

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Pantry, Inc.
               Sr. Sub. Notes
               10.25%, 10/15/07                       B3   $        200   $    194,000
              Safelite Glass Corp.
               Series B, Sr. Sub. Notes
               9.875%, 12/15/06                       Ca            500          6,250
              Simmons Co.
               Sr. Sub. Notes
               10.25%, 3/15/09                        B3            250        240,000
                                                                          ------------
                    GROUP TOTAL                                              1,613,515
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (14.4%)
              AMSC Acquisition Co., Inc.
               Series B, Gtd. Sr. Notes
               12.25%, 4/1/08                        N/R            150        109,125
         (2)  Alamosa PCS Holdings, Inc.
               Gtd.
               0.00%, 2/15/10                       Caa1            200        109,000
         (4)  Caprock Communications
               Sr. Notes
               11.50%, 5/1/09                         B3            150         90,750
              Carrier1 International SA
               Sr. Notes
               13.25%, 2/15/09                        B3            300        255,000
         (2)  Clearnet Communications, Inc.
               Yankee Sr. Discount Notes
               0.00%, 12/15/05                        B3            250        263,750
         (3)  Colo.Com
               Units
               13.875%, 3/15/10                      N/R            200        205,000
              Concentric Network Corp.
               Sr. Notes
               12.75%, 12/15/07                      N/R            250        251,250
         (2)  DTI Holdings, Inc.
               Units
               0.00%, 3/1/08                         N/R            300        132,000
              Dobson/Sygnet
               Communications Co.
               Sr. Notes
               12.25%, 12/15/08                      N/R            250        250,620
              Dolphin Telecom plc:
         (2)   Sr. Discount Notes
               0.00%, 11/1/05                       Caa1            250         51,250
               Series B, Yankee
               Sr. Discount Notes
               14.00%, 5/15/09                      Caa1            300         61,500
         (2)  e. spire Communications, Inc.
               Sr. Discount Notes
               0.00%, 11/1/05                        N/R            750        378,750
         (3)  Energis, plc
               Sr. Unsub. Notes
               9.75%, 6/15/09                         B1            100         99,000
              Equinix, Inc.
               Sr. Notes
               13.00%, 12/1/07                       N/R            200        160,750
              Exodus Communications, Inc.
               Sr. Notes
               11.25%, 7/1/08                        N/R             50         49,875
         (2)  Focal Communications Corp.
               Sr. Discount Notes
               0.00%, 2/15/08                        N/R            400        190,000
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  GST USA, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 12/15/05                       N/R   $        600   $    249,000
              Global Crossing Holdings, Ltd.
               Gtd. Sr. Notes
               9.625%, 5/15/08                       N/R            250        251,250
              Globalstar L.P./Globalstar
               Capital Corp.
               Sr. Notes
               10.75%, 11/1/04                        B3            300         85,500
         (2)  ICG Holdings, Inc.:
               Sr. Discount Notes
               0.00%, 9/15/05                       Caa1            350         78,750
               0.00%, 5/1/06                          B3            255         52,275
               Gtd.
               0.00%, 3/15/07                       Caa1            750        138,750
         (2)  ICG Services, Inc.
               Gtd. Sr. Discount Notes
               0.00%, 5/1/08                         N/R            250         35,000
              Innova S. de R.L.
               Yankee Sr. Notes
               12.875%, 4/1/07                        B3            385        365,747
      (3)(4)  Insight Midwest/Insight
               Capital
               Sr. Notes
               9.75%, 10/1/09                         B1            250        253,125
         (5)  Interact Operating Co.
               Notes
               14.00%, 8/1/03                        N/R            229         45,796
              Intermedia Communications,
               Inc.:
         (2)   Series B, Sr. Discount Notes
               0.00%, 7/15/07                         B2            300        250,500
               Sr. Notes
               8.875%, 11/1/07                        B2            150        144,000
              Level 3 Communications, Inc.:
               Sr. Notes
               9.125%, 5/1/08                         B3            275        239,250
         (2)   Discount Notes
               0.00%, 12/1/08                         B3            300        178,500
              McLeod USA, Inc.:
         (2)   Discount Notes
               0.00%, 3/1/07                          B2            100         82,500
               Sr. Notes
               9.25%, 7/15/07                         B2            200        187,500
              Metromedia International
               Group, Inc.
               Series B, Sr. Discount Notes
               10.50%, 9/30/07                       N/R            916        430,696
              MetroNet Communications Corp.:
               Sr. Discount Notes
               10.75%, 11/1/07                         B            350        306,804
         (2)   0.00%, 6/15/08                         B3            250        204,252
              Microcell Telecommunications,
               Inc.
               Series B,
               Yankee Sr. Discount Notes
               14.00%, 6/1/06                         B3            300        289,500
         (2)  Millicom International
               Cellular
               Yankee Sr. Sub.
               Discount Notes
               0.00%, 6/1/06                        Caa1            300        259,500

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              NEXTLINK Communications, Inc.:
               Series A, Sr. Notes
               12.50%, 4/15/06                        B3   $        100   $     98,250
               10.75%, 11/15/08                       B3            250        232,500
      (3)(4)   10.50%, 12/1/09                        B2            250        230,000
         (2)  Nextel Communications, Inc.
               Sr. Discount Notes
               0.00%, 2/15/08                         B2            900        690,750
              Orion Network Systems, Inc.
               Gtd. Sr. Notes
               11.25%, 1/15/07                        B2            250        131,250
              Pagemart Nationwide, Inc.
               Sr. Discount Notes
               12.50%, 2/1/05                         B3            750        693,750
              Partner Communications Co.,
               Ltd.
               Yankee Sr. Sub. Notes
               13.00%, 8/15/10                        B3            310        306,125
         (3)  Pegasus Communications Corp.
               Series B, Sr. Notes
               12.50%, 8/1/07                         B3            250        263,750
              PSINet, Inc.
               Series B, Sr. Notes
               10.00%, 2/15/05                        B3            250        163,750
         (2)  Qwest Communications
               International, Inc.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B2            250        219,014
               Series B,
               0.00%, 2/1/08                         Ba1            250        205,892
         (2)  RCN Corp.:
               Sr. Discount Notes
               0.00%, 10/15/07                        B3            150         80,250
               Series B,
               0.00%, 2/15/08                         B3            300        145,500
              RSL Communications plc
               Yankee Gtd. Sr. Notes
               9.125%, 3/1/08                         B3            250         51,250
              Rhythms Netconnections, Inc.
               Units
               13.50%, 5/15/08                       N/R            250         96,250
              Sprint Spectrum L.P./Sprint
               Spectrum Finance Corp.
               Sr. Notes
               11.00%, 8/15/06                        B2            450        483,639
              Star Choice Communications,
               Inc.
               Yankee Sr. Notes
               13.00%, 12/15/05                      N/R            200        217,000
              Startec Global
               Communications Corp.
               Units
               12.00%, 5/15/08                       N/R            350        278,250
              T/SF Communications Corp.
               Series B,
               Gtd. Sr. Sub. Notes
               10.375%, 11/1/07                       B3            200        187,500
              Teligent, Inc.
               Sr. Notes
               11.50%, 12/1/07                      Caa1            300        136,500
                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (2)  Triton PCS, Inc.
               Gtd.
               0.00%, 5/1/08                          B3   $        300   $    226,500
      (2)(3)  US Unwired, Inc.
               Sr. Discount Notes
               0.00%, 11/1/09                       Caa1            400        216,000
         (3)  Viatel, Inc.
               Sr. Notes
               11.50%, 3/15/09                        B3            343        159,496
         (3)  Voicestream Wireless
               Sr. Notes
               10.375%, 11/15/09                      B2            100        108,500
              WebLink Wireless, Inc.
               Sr. Discount Notes
               11.25%, 2/1/08                        N/R            300        115,500
              Western Wireless Corp.
               Sr. Sub. Notes
               10.50%, 2/1/07                         B3            250        258,750
              Williams Communications
               Group, Inc.
               Sr. Notes
               10.875%, 10/1/09                       B2            250        230,000
      (3)(4)  WinStar Communications, Inc.
               Sr. Notes
               12.75%, 4/15/10                        B3            250        182,500
         (3)  Worldwide Fiber, Inc.
               Sr. Notes
               12.00%, 8/1/09                         B3            150        134,250
                                                                          ------------
                    GROUP TOTAL                                             13,328,481
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (0.2%)
              Galey & Lord, Inc.
               Gtd.
               9.125%, 3/1/08                         Ca            250        160,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.4%)
              AirTran Airlines, Inc.
               Yankee Sr. Notes
               10.50%, 4/15/01                       N/R            500        490,000
              Allied Holdings
               Series B, Gtd.
               8.625%, 10/1/07                        B1            250        213,750
              Cenargo International plc
               First Priority Ship
               Mortgage Notes
               9.75%, 6/15/08                        Ba3            100         80,250
              First Wave Marine, Inc.
               Sr. Notes
               11.00%, 2/1/08                         B3            100         27,500
         (1)  Golden Ocean Group, Ltd.
               Gtd. Sr. Notes
               10.00%, 8/31/01                        B3            263         43,066
              Sea Containers Ltd.
               Yankee Sr. Notes
               10.75%, 10/15/06                      Ba3            200        161,000
              Trans World Airlines, Inc.
               Sr. Notes
               11.375%, 3/1/06                      Caa1            250        101,563

                                                               Face
                                               Moody's        Amount
                                               Ratings        (000)          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
              Ultrapetrol (Bahamas) Ltd.
               First Mortgage Notes
               10.50%, 4/1/08                         B1   $        150   $    128,250
                                                                          ------------
                    GROUP TOTAL                                              1,245,379
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $68,062,086)                                                        56,593,500
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (1.1%)
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BONDS (0.2%)
              8.00%, 11/15/21                        Aaa             85        103,859
              5.25%, 11/15/28                        Aaa            115        103,033
                                                                          ------------
                    GROUP TOTAL                                                206,892
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.9%)
              7.25%, 5/15/04                         Aaa            760        792,538
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $985,737)                                                              999,430
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (0.2%)
--------------------------------------------------------------------------------------------
-----------------
              Merrill Lynch Home Equity
               Acceptance Trust
               Series 1994-A, Class A-2
               6.47%, 7/17/22                         A3            212        212,722
--------------------------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $212,432)                                                              212,722
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------                                            Shares/
                                                              Units
--------------------------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.4%)
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.6%)
      (3)(6)  Spanish Broadcasting
               Systems, Inc.
               Class B                                           35,700        423,938
         (6)  UnitedGlobalCom, Inc. Class A                       5,442        163,260
                                                                          ------------
                    GROUP TOTAL                                                587,198
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.0%)
         (6)  OpTel, Inc.                                           500              5
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
         (6)  Crown Packaging Enterprises,
               Ltd.                                             100,848          1,008
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.1%)
         (6)  Premier Cruises, Ltd.                              18,515         48,602
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
                                                             Shares/
                                                              Units          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
FINANCIAL SERVICES (0.0%)
      (6)(7)  Westfed Holdings, Inc.
               Class B (acquired 9/20/88,
               cost $127)                                         4,223   $          0
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.0%)
         (6)  Specialty Foods Corp.                              22,500            225
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
         (6)  Sheffield Steel Corp.                               2,500             25
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
      (3)(6)  Mail-Well, Inc.                                    10,652         53,481
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (3)(6)  Motels of America, Inc.                               250          4,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RETAIL (0.2%)
         (6)  Pathmark Stores, Inc.                              13,337        165,045
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.4%)
         (6)  CompleTel Europe N.V.                              12,500         89,063
         (6)  e. spire Communications, Inc.                      14,168         41,619
         (6)  ICG Communications, Inc.                            1,155            505
         (6)  Intermedia Communications,
               Inc.                                               3,944        116,348
         (6)  Loral Space & Communications
               Co.                                                  151            925
         (6)  Price Communications Corp.                          7,346        143,706
                                                                          ------------
                    GROUP TOTAL                                                392,166
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $512,270)                                                            1,251,755
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.4%)
--------------------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
         (6)  GPA Group plc
               7% Second Preferred
               Cum. Conv.                                           650        364,000
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
      (5)(6)  Granite Broadcasting Corp.
               12.75% Exchangeable                                   11          7,040
         (6)  Source Media, Inc.                                  5,581         30,696
                                                                          ------------
                    GROUP TOTAL                                                 37,736
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
CABLE (0.3%)
              Adelphia Communications Corp.
               13% Cum. Exchangeable, Series B                    2,500        248,125
              NTL, Inc.
               13% Exchangeable, Series B                             1            880
                                                                          ------------
                    GROUP TOTAL                                                249,005
                                                                          ------------
--------------------------------------------------------------------------------------------

                                                             Shares/
                                                              Units          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (6)(7)(8)  Westfed Holdings, Inc. Class A
               (aquired 9/20/88-6/18/93,
               cost $1,203,480)                                  14,246   $     14,246
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
      (4)(5)  Earthwatch, Inc. Convertible
               Preferred                                         12,274          3,069
         (6)  Interact Electronic Marketing
               14% Conv. Preferred                                  400         56,000
              Primedia, Inc.
               10% Cum. Exchangeable,
               Series D                                           3,500        329,875
                                                                          ------------
                    GROUP TOTAL                                                388,944
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
              AmeriKing, Inc.
               13% Cum. Exchangeable                              7,812         33,201
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
              Intermedia Communications,
               Inc.
               7% Jr. Convertible,
               Series E                                          15,000        393,750
              NEXTLINK
               Communications, Inc.
               14% Cum. Exchangeable                              9,710        429,668
              Nextel Communications, Inc.
               13% Exchangeable,
               Series D                                             360        382,500
                                                                          ------------
                    GROUP TOTAL                                              1,205,918
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,524,426)                                                          2,293,050
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
--------------------------------------------------------------------------------------------
-----------------
         (6)  Terex Corp.
               expiring 5/15/02                                   2,000         28,000
--------------------------------------------------------------------------------------------
-----------------
TOTAL RIGHTS
  (Cost $0)                                                                     28,000
                                                                          ------------
WARRANTS (0.9%)
--------------------------------------------------------------------------------------------
-----------------
         (6)  Aavid Thermal Technologies,
               Inc.
               expiring 2/1/07                                      150          1,500
      (3)(6)  Ampex Corp.
               expiring 3/15/03                                   8,500             85
         (6)  Australis Holdings Pty. Ltd.
               expiring 10/30/01                                    250              3
         (6)  Australis Media Ltd.
               expiring 5/15/03                                     225              2
      (3)(6)  Carrier1 International SA
               expiring 2/19/09                                     300         90,000
                                                             Shares/
                                                              Units          Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
         (6)  CHC Helicopter Corp.
               expiring 12/15/00                                  2,000   $      2,000
      (6)(8)  CHI Energy, Inc.:
               Series B, expiring 11/8/03                         3,790          9,100
               Series C, expiring 11/8/05                         2,459          5,904
         (6)  Crown Packaging Holdings, Ltd.
               expiring 11/1/03                                   1,000             10
         (6)  DIVA Systems Corp.:
         (3)   expiring 5/15/06                                     900        495,000
               expiring 3/1/08                                    2,430         34,020
      (3)(6)  DTI Holdings, Inc.
               expiring 3/1/08                                    1,500            180
         (6)  Dairy Mart Convenience Stores,
               Inc.
               expiring 12/1/01                                   4,172          1,460
         (6)  Equinix, Inc.
               expiring 12/1/07                                     200         30,000
      (3)(6)  GT Group Telecom, Inc.
               expiring 2/21/10                                     100          6,500
         (6)  Golden Ocean Group, Ltd.
               expiring 8/31/01                                     342              0
         (6)  HF Holdings, Inc.
               expiring 9/27/09                                   1,578         15,780
      (3)(6)  InterAct Systems, Inc.
               expiring 8/1/03                                      400              0
         (6)  Interact Electronic Marketing
               expiring 12/31/09                                    400              4
         (6)  Isle of Capri Casinos, Inc.
               expiring 5/3/01                                      882            119
         (6)  Key Energy Services
               expiring 1/15/09                                     250         15,000
         (6)  McCaw International Ltd.
               expiring 4/15/07                                     750         15,000
         (6)  Mentus Media Corp.
               expiring 2/1/08                                      974             10
         (6)  Mrs. Fields Holding, Co.
               expiring 12/1/05                                     500          5,000
         (6)  PLD Telekom, Inc.
               expiring 6/1/06                                      560          5,600
         (6)  Source Media, Inc.
               expiring 11/1/07                                   2,235          6,482
         (6)  Star Choice
               Communications, Inc.
               expiring 12/5/05                                   4,632         38,408
         (6)  Startec Global Communications
               expiring 5/15/08                                     350            123
         (6)  USN Communications, Inc.
               expiring 8/15/04                                   3,050              0
         (6)  Waste Systems International,
               Inc.
               expiring 3/2/04                                    5,250          1,995
         (6)  Wright Medical Technology
               expiring 6/30/03                                     206              0
--------------------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,089,417)                                                            779,285
                                                                          ------------
--------------------------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $74,386,368)                                                        62,157,742
                                                                          ------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

                                                     Face
                                    Moody's         Amount
                                    Ratings         (000)           Value
----------------------------------------------------------------------------
----------------------------------------------------------------------------
FOREIGN SECURITIES (24.9%)
--------------------------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (4.4%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (1.3%)
   (3)(4)  CIA Internacional
            Telecommunicacoes
            Sr. Notes
            10.375%, 8/1/04           N/R       ARP      595     $   495,338
   (3)(4)  Hidroelectrica
            Piedra del Aguila
            S.A.:
            Collateral Trust
            8.25%, 6/30/09            N/R       USD     $890         536,387
            8.00%, 12/31/09           N/R       USD      277         179,121
                                                                 -----------
                 GROUP TOTAL                                       1,210,846
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BELGIUM (0.2%)
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            10.375%, 1/15/09           B3       USD      300         151,500
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
CANADA (0.0%)
   (3)(4)  GT Group
            Telecom, Inc.
            Sr. Discount Notes
            13.25%, 2/1/10            N/R       USD      100          43,500
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MEXICO (1.3%)
           Banco National De
            Commercio
            7.25%, 2/2/04             Ba2       USD      575         559,188
           Grupo Minero Mexico
            SA
            Series B
            9.25%, 4/1/28             Ba1       USD      290         232,000
           United Mexican States
            Global Bonds
            10.375%, 2/17/09         Baa3       USD      335         365,234
                                                                 -----------
                 GROUP TOTAL                                       1,156,422
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
NETHERLANDS (0.8%)
           CompleTel Europe N.V.
            Yankee Gtd.
            14.00%, 2/15/09          Caa1       USD      250         125,000
      (3)  KPN Qwest N.V.
            Sr. Notes
            8.125%, 6/1/09            N/R       USD      150         138,750
           Netia Holdings B.V.
            Gtd.
            13.75%, 6/15/10            B2       EUR      265         198,547
      (3)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09            B2       USD      300         256,500
                                                                 -----------
                 GROUP TOTAL                                         718,797
                                                                 -----------
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                                                     Face
                                    Moody's         Amount
                                    Ratings         (000)           Value
----------------------------------------------------------------------------
----------------------------------------------------------------------------

POLAND (0.3%)
      (3)  PTC International
            Finance II SA
            Yankee Gtd.
            11.25%, 12/1/09            B2       USD     $250     $   247,500
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
SOUTH KOREA (0.5%)
   (3)(4)  Cho Hung Bank
            Sub. Notes
            11.50%, 4/1/10             B1       USD      505         502,475
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $4,272,626)                                                4,031,040
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (20.5%)
--------------------------------------------------------------------------------------------
-----------------
ARGENTINA (7.8%)
      (9)  Bocon PRO1 Notes
            2.7348%, 4/1/07            B1       USD    2,365       1,546,814
           Republic of
            Argentina:
            Notes
            11.00%, 12/4/05            B1       USD      750         729,375
            Series BGL5
            11.375%, 1/30/17          Ba3       USD      560         503,580
            Unsubordinated
            11.75%, 4/7/09             B1       USD      790         745,563
            9.75%, 9/19/27             B1       USD    1,580       1,256,890
            Debentures
            6.188%, 3/31/05            B1       USD    1,440       1,318,950
            Foreign Government
            Gtd.
            6.00%, 3/31/23             B1       USD    1,600       1,087,000
                                                                 -----------
                 GROUP TOTAL                                       7,188,172
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BRAZIL (5.8%)
           Federal Republic of
            Brazil:
            Series RG
      (9)   7.4375%, 4/15/09           B2       USD      570         496,969
            Global Bonds
            11.625%, 4/15/04           B2       USD      100         103,550
            10.125%, 5/15/27           B2       USD      910         709,800
            Unsubordinated
            11.00%, 8/17/40            B2       USD      290         231,058
            Capitalization Bonds
            8.00%, 4/15/14             B2       USD    3,288       2,521,381
      (9)   Foreign Government
            Gtd.
            7.375%, 4/15/24            B2       USD    1,550       1,232,250
                                                                 -----------
                 GROUP TOTAL                                       5,295,008
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
BULGARIA (1.9%)
      (9)  Republic of Bulgaria:
            Floating Rate Notes
            2.50%, 7/28/12             B2       USD    1,510       1,104,188
            Front Loaded
            Interest
            Reduction Bonds,
            Series A
            5.875%, 7/28/24            B2       USD      475         365,750

                                                     Face
                                    Moody's         Amount
                                    Ratings         (000)           Value
----------------------------------------------------------------------------
----------------------------------------------------------------------------
            Debentures
            Series PDI,
            6.50%, 7/28/11             B2       USD     $405     $   309,825
                                                                 -----------
                 GROUP TOTAL                                       1,779,763
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
MOROCCO (0.2%)
      (9)  Republic of Morocco
            7.75%, 1/1/09             N/R       USD      247         223,083
                                                                 -----------
----------------------------------------------------------------------------
----------------------------------------------------------------------------
PERU (0.3%)
           Republic of Peru
            Collateralized
            7.625%, 3/8/27             B1       USD      410         307,500
                                                                 -----------
--------------------------------------------------------------------------------------------
-----------------
RUSSIA (4.5%)
   (3)(4)  City of St.
            Petersburg Bonds
            9.50%, 6/18/02           Caa1       USD      410         378,225
           Russia Federation:
            Registered Series
            8.75%, 7/24/05             B3       USD      300         238,500
            10.00%, 6/26/07            B3       USD      420         323,400
            11.00%, 7/24/18            B3       USD      570         417,525
   (3)(4)   Unsubordinated
            8.25%, 3/31/10             B3       USD     1,047        693,434
            11.00%, 7/24/18            B3       USD       30          21,975
            12.75%, 6/24/28            B3       USD       50          43,625
            2.25%, 3/31/30             B3       USD     4,389      1,695,155
           Russian Registered
            Bonds
            12.75%, 6/24/28            B3       USD      375         327,188
                                                                 -----------
                 GROUP TOTAL                                       4,139,027
                                                                 -----------
----------------------------------------------------------------------------
----------------------------------------------------------------------------


                                                                                      Value
--------------------------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $17,990,039)                                                               $18,932,553
--------------------------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $22,262,665)                                                                22,963,593
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TIME DEPOSITS (4.2%)
  (Cost $3,904,000)                                                                  3,904,000
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (96.5%)
  (Cost $100,553,033)                                                               89,025,335
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF
LIABILITIES (3.5%)
                                                                                     3,171,240
                                                                                   -----------
--------------------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
               Applicable to 11,976,699 issued and outstanding $.001 par value shares (authorized 100,000,000 shares)
                                                                                   $92,196,575
                                                                                   ===========
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
N/R--Not Rated
ARP--Argentine Peso
EUR--Euro
 (1) Defaulted Security.
 (2) Step Bond -- Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (3) 144A Security. Certain conditions for public sale may exist.
 (4) Private Placement.
 (5) Payment in kind bond. Market value includes accrued interest.
 (6) Non-income producing security.
 (7) Restricted as to private and public resale. Total cost of restricted securities at
     September 30, 2000 aggregated $1,203,607. Total market value of restricted securities owned at September 30, 2000 was $14,246 or 0.02% of Net Assets.
 (8) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (9) Floating Rate -- The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 2000.

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Strategic Global Income Fund, Inc., (the "Fund"). BankBoston, N.A., will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    BankBoston, N.A., as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including

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fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(800) 523-8506. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

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*InvestLink is a service mark of Boston EquiServe Limited Partnership

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        4947-QR-00